Acquisition of WingHouse - Schedule of Pro Forma Financial Information (Details) (10-K) - WingHouse [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 53,290,401	$ 72,983,613
Loss from continuing operations	(4,624,522)	(4,675,326)
Net loss	$ (10,548,037)	$ (5,657,696)
Net loss per share - basic & fully diluted	$ (1.40)	$ (0.76)